COMMITMENTS AND CONTINGENCIES, Future Minimum Lease Payment (Details)	Dec. 31, 2021 USD ($)
Future Minimum Lease Payment [Abstract]
2022	$ 858,478
2023	525,690
Total lease payments	1,384,168
Non-cancellable Operating Lease Agreement [Member]
Future Minimum Lease Payment [Abstract]
2022	615,991
2023	937,141
2024 and thereafter	7,498,835
Total lease payments	$ 9,051,967